Share-Based Payments (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of Group's Restricted Shares Movement

The following table summarizes the Group’s stock movement during the six months ended June 30, 2025 and 2026 as a result of restricted share and RSU awards:

	2026	2025
	Number of unvested awards	Number of unvested awards
Outstanding as of January 1,	1,536	1,108
Awarded	90,000	4,194
Vested	(68,536)	(556)
Outstanding as of June 30,	23,000	4,746

Summary of Company's Share Options

The following table discloses movements of the Group’s share options held by grantees during the six months ended June 30, 2025 and 2026:

	2026		2025
	Number of Share	Weighted-average	Number of Share	Weighted-average
	Options	exercise price	Options	exercise price
Outstanding at January 1,	92,072	$293.544	194,594	$288.160
Granted	—	—	64,768	6.114
Exercised	(11,991)	14.000	—	—
Forfeited	(1,887)	249.330	(1,666)	301.822
Expired	(40,941)	317.129	(1,208)	355.108
Outstanding at June 30,	37,253	$359.844	256,488	$216.534
Exercisable at the end of the period	31,905		148,009

Summary of Share-Based Payment Transactions	The key inputs for the share options granted during the periods were as follows:

For the six months ended June 30,
	2026	2025
Grant date option fair value per share	N/A	$4.7700 - $5.4397
Exercise price	N/A	$6.09 - $6.20
Expected volatility (note i)	N/A	94.48% - 126.88%
Expected life	N/A	5.50 - 6.02 years
Risk-free rate	N/A	3.99% - 4%
Expected dividend yield	N/A	0%